Report of Directors Corporate Governance - Determining executive directors’ incentive outcomes and annual assessment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum annual incentive opportunity (%)	215.00%	215.00%
% Increase in profit before tax	17.00%	17.00%
Group adjusted profit before tax ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance	$ 24,010		$ 20,600
Group adjusted profit before tax ($bn) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout	16,660
Group adjusted profit before tax ($bn) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout	$ 19,510
Group lending growth – customer loans and advances (third party)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance percentage	1.45%	1.45%
Group lending growth – customer loans and advances (third party) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	2.96%	2.96%
Group lending growth – customer loans and advances (third party) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	5.93%	5.93%
Growth in net new invested assets ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance	$ 79,830
Growth in net new invested assets ($bn) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout	52,360
Growth in net new invested assets ($bn) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout	$ 76,170
Reported RoTE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance percentage	9.90%	9.90%	8.30%	8.30%
Reported RoTE | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	3.00%	3.00%
Reported RoTE | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	5.00%	5.00%
Group adjusted cost total ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance	$ 30,470
Group adjusted cost total ($bn) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout	30,870
Group adjusted cost total ($bn) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout	$ 29,470
Customer satisfaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	9.05%	9.05%
Weighting (%)	15.00%	15.00%
Assessment (%)	60.33%	60.33%
Employee experience
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	13.13%	13.13%
Weighting (%)	15.00%	15.00%
Assessment (%)	87.50%	87.50%
Noel Quinn
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	79.32%	79.32%
Risk adjustments as a result of Committee judgement (000)	5.00%	5.00%
Adjusted outcome of performance measure against objectives	75.35%	75.35%
Annual incentive (000) | £		£ 2,164,000		£ 1,590,000
Weighting (%)	100.00%	100.00%
Annual incentive formulaic outcome (000) | £		£ 2,278,000
Risk adjustments as a result of Committee judgement (000) | £		£ (114,000)
Noel Quinn | Group adjusted profit before tax ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	20.00%	20.00%
Weighting (%)	20.00%	20.00%
Assessment (%)	100.00%	100.00%
Noel Quinn | Group lending growth – customer loans and advances (third party)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	0.00%	0.00%
Weighting (%)	7.50%	7.50%
Assessment (%)	0.00%	0.00%
Noel Quinn | Growth in net new invested assets ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	7.50%	7.50%
Weighting (%)	7.50%	7.50%
Assessment (%)	100.00%	100.00%
Noel Quinn | Reported RoTE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	15.00%	15.00%
Weighting (%)	15.00%	15.00%
Assessment (%)	100.00%	100.00%
Noel Quinn | Group adjusted cost total ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	4.64%	4.64%
Weighting (%)	10.00%	10.00%
Assessment (%)	46.43%	46.43%
Noel Quinn | Personal objectives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	10.00%	10.00%
Weighting (%)	10.00%	10.00%
Assessment (%)	100.00%	100.00%
Ewen Stevenson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	76.65%	76.65%
Risk adjustments as a result of Committee judgement (000)	15.00%	15.00%
Adjusted outcome of performance measure against objectives	65.15%	65.15%
Annual incentive (000) | £		£ 1,091,000		£ 978,000
Weighting (%)	100.00%	100.00%
Annual incentive formulaic outcome (000) | £		£ 1,284,000
Risk adjustments as a result of Committee judgement (000) | £		£ (193,000)
Ewen Stevenson | Group adjusted profit before tax ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	15.00%	15.00%
Weighting (%)	15.00%	15.00%
Assessment (%)	100.00%	100.00%
Ewen Stevenson | Group lending growth – customer loans and advances (third party)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	0.00%	0.00%
Weighting (%)	5.00%	5.00%
Assessment (%)	0.00%	0.00%
Ewen Stevenson | Growth in net new invested assets ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	5.00%	5.00%
Weighting (%)	5.00%	5.00%
Assessment (%)	100.00%	100.00%
Ewen Stevenson | Reported RoTE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	15.00%	15.00%
Weighting (%)	15.00%	15.00%
Assessment (%)	100.00%	100.00%
Ewen Stevenson | Group adjusted cost total ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	4.64%	4.64%
Weighting (%)	10.00%	10.00%
Assessment (%)	46.43%	46.43%
Ewen Stevenson | Customer satisfaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	9.05%	9.05%
Weighting (%)	15.00%	15.00%
Assessment (%)	60.33%	60.33%
Ewen Stevenson | Employee experience
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	13.13%	13.13%
Weighting (%)	15.00%	15.00%
Assessment (%)	87.50%	87.50%
Ewen Stevenson | Personal objectives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	14.83%	14.83%
Weighting (%)	20.00%	20.00%
Assessment (%)	74.15%	74.15%